Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 3,441,056	$ 726,988	$ 1,745
Operating expenses:
Crypto costs (See Note 2)	3,403,207	718,511	1,657
Execution, clearing and brokerage fees	24,024	3,772	0
Compensation and benefits	36,071	45,494	72,878
Professional services	16,445	10,164	11,114
Technology and communication	9,476	12,488	11,465
Selling, general and administrative	24,380	30,887	34,050
Acquisition-related expenses	128	4,299	5,675
Depreciation and amortization	343	12,334	16,804
Related party expenses	600	3,902	1,168
Goodwill and intangible assets impairments	0	12,660	1,822,089
Impairment of long-lived assets	744	24,103	11,494
Restructuring expenses	8,194	4,249	1,794
Other operating expenses	30	369	1,010
Total operating expenses	3,523,642	883,232	1,991,198
Operating loss from continuing operations	(82,586)	(156,244)	(1,989,453)
Interest income, net	4,318	4,338	2,064
(Loss) gain from change in fair value of warrant liability	(17,186)	(1,571)	16,638
Other income (expense), net	1,153	179	(1,088)
Loss from continuing operations before income taxes	(94,301)	(153,298)	(1,971,839)
Income tax (expense) benefit	(110)	(355)	11,390
Net loss from continuing operations	(94,411)	(153,653)	(1,960,449)
Net loss from discontinued operations, net of tax	(9,036)	(72,159)	(29,485)
Net loss from continuing operations	(103,447)	(225,812)	(1,989,934)
Less: Net loss attributable to noncontrolling interest	(56,788)	(150,958)	(1,411,829)
Net loss attributable to Bakkt Holdings, Inc.	$ (46,659)	$ (74,854)	$ (578,105)
Basic net loss per share attributable to Class A common stockholders:
Basic net loss per share attributable to Class A common stockholders, Continuing operations (in dollars per share)	$ (7.27)	$ (14.29)	$ (200.07)
Basic net loss per share attributable to Class A common stockholders, Discontinued operations (in dollars per share)	(0.70)	(6.72)	(3.01)
Total basic net loss per share attributable to Class A common stockholders (in dollars per share)	(7.97)	(21.01)	(203.08)
Diluted net loss per share attributable to Class A common stockholders:
Diluted net loss per share attributable to Class A common stockholders, Continuing operations (in dollars per share)	(7.27)	(14.29)	(200.07)
Diluted net loss per share attributable to Class A common stockholders, Discontinued operations (in dollars per share)	(0.70)	(6.72)	(3.01)
Total diluted net loss per share attributable to Class A common stockholders (in dollars per share)	$ (7.97)	$ (21.01)	$ (203.08)
Crypto services
Revenues:
Total revenues	$ 3,441,056	$ 726,988	$ 1,745